Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 18,402
Current service cost	1,981	$ 1,879
Past service cost	1,279	812
Interest cost on accrued benefit obligations / (income) on assets	827	720
Balance, end of year	19,663	18,402
Unfunded status	19,663	18,402
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	65,393	60,771
Current service cost	1,981	1,879
Past service cost	1,279	812
Interest cost on accrued benefit obligations / (income) on assets	2,247	2,242
Benefit payments	(3,558)	(5,280)
Actuarial (gain) loss	(652)	166
Foreign exchange gain (loss)	(6,072)	4,803
Balance, end of year	60,618	65,393
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	(46,991)	(44,230)
Interest cost on accrued benefit obligations / (income) on assets	(1,420)	(1,522)
Contributions	2,452	1,970
Benefit payments	3,558	5,280
Return (loss) on plan assets	(2,846)	1,330
Foreign exchange gain (loss)	3,504	(3,219)
Balance, end of year	$ (40,955)	$ (46,991)